Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill
Schedule of movements in carrying amount of goodwill by reportable unit

Goodwill
RMB
Balance as of January 1, 2015	60,000
Addition for acquisition—Zhengzhou Andaxin	17,807
Addition for acquisition—Explink	11,057
Addition for acquisition—Other investments	19,917

Balance as of December 31, 2015	108,781
Addition for acquisition—Feiyuan (Note 3(b))	210,669
Addition for acquisition—Ebatong (Note 3(b))	13,291
Addition for acquisition—Other investments	34,365

Balance as of December 31, 2016	367,106